UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/06

Check here if Amendment (  ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

/s/ John H. Bocock    Richmond, VA   April 5, 2006
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  26

Form 13F Information Table Value Total:	 $321,872
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE


							Value	Shares or	Sh/	Put/	Invstmt	Other	   Voting Authority
Name of Issuer		Title of Class	Cusip		(x1000)	Prn Amt		Prn	Call	Dscretn	Managers Sole		Shared	None

ADA ES INC                	COM	005208103	11,071	458522		SH	 	SOLE		458522		0	0
BJ SCS CO			COM 	055482103	9,712	280,694		SH		SOLE		280,694		0	0
BRISTOW GROUP INC		COM	110394103	1,440	46,600		SH		SOLE		46,600		0	0
CARRIZO OIL & GAS INC		COM	144577103	4,342	167,082		SH		SOLE		167,082		0	0
CHESAPEAKE ENERGY CORP		COM	165167107	22,369	712,170		SH		SOLE		712,170		0	0
ELECTRIC CITY CORP		COM	284868106	1,022	1,597,056	SH		SOLE		1,597,056	0	0
ENSCO INTL INC			COM	26874Q100	1,750	34,023		SH		SOLE		34,023		0	0
ENVIRONMENTAL PWR CORP		COM NEW	29406L201	4,140	584,747		SH		SOLE		584,747		0	0
EXPLORATION CO OF DELAWARE INC	COM NEW	302133202	2,824	251,279		SH		SOLE		251,279		0	0
GASTAR EXPL LTD			COM	367299104	5,049	1,185,100	SH		SOLE		1,185,100	0	0
KFX INC				COM	48245L107	23,695	1,301,913	SH		SOLE		1,301,913	0	0
MCDERMOTT INTL INC		COM	580037109	35,771	656,947		SH		SOLE		656,947		0	0
NATIONAL OILWELL VARCO INC	COM	637071101	7,289	113,670		SH		SOLE		113,670		0	0
NATURAL GAS SERVICES GROUP	COM	63886Q109	2,146	120,000		SH		SOLE		120,000		0	0
NOBLE CORPORATION		SHS	G65422100	20,753	255,898		SH		SOLE		255,898		0	0
QUESTAR CORP			COM	748356102	19,497	278,336		SH		SOLE		278,336		0	0
QUICKSILVER RESOURCES INC	COM	74837R104	8,984	232,391		SH		SOLE		232,391		0	0
RANGE RES CORP			COM	75281A109	8,866	324,645		SH		SOLE		324,645		0	0
SUPERIOR ENERGY SVCS INC	COM	868157108	5,555	207,354		SH		SOLE		207,354		0	0
TRANSOCEAN INC			ORD	G90078109	12,357	153,884		SH		SOLE		153,884		0	0
U S ENERGY CORP WYO		COM	911805109	1,922	267,000		SH		SOLE		267,000		0	0
ULTRA PETROLEUM CORP		COM	903914109	55,665	893,354		SH		SOLE		893,354		0	0
UNION DRILLING INC		COM	90653P105	2,419	165,441		SH		SOLE		165,441		0	0
WEATHERFORD INTERNATIONAL LT	COM	G95089101	16,322	356,773		SH		SOLE		356,773		0	0
WESTERN GAS RES INC		COM	958259103	30,449	631,074		SH		SOLE		631,074		0	0
WESTSIDE ENERGY CORP		COM	96149R100	6,463	1,820,680	SH		SOLE		1,820,680	0	0
